Quarterly Report
November 30, 2023
MFS®  Low Volatility Global
Equity Fund
LVO-Q1

Portfolio of Investments
11/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace & Defense – 2.0%
General Dynamics Corp.	8,497	$2,098,504
Singapore Technologies Engineering Ltd.	1,013,300	2,810,304
		$4,908,808
Automotive – 0.4%
Bridgestone Corp.	23,200	$954,226
Brokerage & Asset Managers – 0.4%
IG Group Holdings PLC	119,214	$1,029,431
Business Services – 5.7%
Accenture PLC, “A”	8,007	$2,667,452
Amdocs Ltd.	34,163	2,861,835
Fiserv, Inc. (a)	8,810	1,150,674
NS Solutions Corp.	108,700	3,405,581
Secom Co. Ltd.	22,000	1,527,654
Serco Group PLC	549,086	1,084,154
Sohgo Security Services Co. Ltd.	190,300	1,099,751
		$13,797,101
Cable TV – 0.8%
Comcast Corp., “A”	43,816	$1,835,452
Computer Software – 4.8%
ACI Worldwide, Inc. (a)	90,333	$2,415,504
Check Point Software Technologies Ltd. (a)	9,168	1,338,528
Microsoft Corp.	17,224	6,526,346
NICE Systems Ltd., ADR (a)	6,360	1,206,810
		$11,487,188
Computer Software - Systems – 5.4%
Constellation Software, Inc.	2,192	$5,148,724
Fujitsu Ltd.	17,900	2,549,899
Hitachi Ltd.	19,200	1,331,930
SS&C Technologies Holdings, Inc.	24,125	1,357,273
Venture Corp. Ltd.	277,600	2,600,230
		$12,988,056
Construction – 0.6%
AvalonBay Communities, Inc., REIT	7,948	$1,374,527
Consumer Products – 3.8%
Church & Dwight Co., Inc.	26,627	$2,572,967
Colgate-Palmolive Co.	30,861	2,430,921
Kimberly-Clark Corp.	22,291	2,758,065
Procter & Gamble Co.	9,532	1,463,353
		$9,225,306
Electronics – 2.0%
Analog Devices, Inc.	9,041	$1,657,938
Kyocera Corp.	56,300	3,110,057
		$4,767,995
Energy - Integrated – 0.6%
TotalEnergies SE	19,653	$1,331,885

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 5.0%
General Mills, Inc.	53,510	$3,406,447
J.M. Smucker Co.	14,217	1,560,031
Mondelez International, Inc.	28,119	1,998,136
Nestle S.A.	18,045	2,047,243
PepsiCo, Inc.	18,519	3,116,563
		$12,128,420
Food & Drug Stores – 1.4%
Sundrug Co. Ltd.	53,700	$1,620,852
Tesco PLC	487,350	1,758,398
		$3,379,250
General Merchandise – 0.9%
Dollarama, Inc.	30,754	$2,233,543
Health Maintenance Organizations – 0.6%
Cigna Group	5,498	$1,445,314
Insurance – 7.3%
Chubb Ltd.	6,820	$1,564,713
Everest Group Ltd.	11,948	4,905,251
Fairfax Financial Holdings Ltd.	1,808	1,661,862
MetLife, Inc.	32,490	2,067,339
Reinsurance Group of America, Inc.	13,961	2,276,481
Samsung Fire & Marine Insurance Co. Ltd.	16,271	3,279,045
Zurich Insurance Group AG	3,394	1,697,194
		$17,451,885
Internet – 1.5%
Alphabet, Inc., “A” (a)	27,299	$3,617,937
Leisure & Toys – 2.6%
Electronic Arts, Inc.	31,213	$4,307,706
Sankyo Co. Ltd.	44,800	1,930,274
		$6,237,980
Machinery & Tools – 1.4%
Eaton Corp. PLC	14,934	$3,400,323
Major Banks – 5.7%
DBS Group Holdings Ltd.	267,400	$6,344,678
JPMorgan Chase & Co.	25,903	4,042,940
Mitsubishi UFJ Financial Group, Inc.	121,700	1,030,173
Royal Bank of Canada (l)	12,355	1,116,892
Wells Fargo & Co.	24,657	1,099,456
		$13,634,139
Medical & Health Technology & Services – 2.9%
McKesson Corp.	14,800	$6,964,288
Medical Equipment – 1.0%
Becton, Dickinson and Co.	4,952	$1,169,563
Medtronic PLC	17,044	1,351,078
		$2,520,641
Natural Gas - Distribution – 1.2%
Italgas S.p.A.	496,764	$2,765,823

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.8%
Motorola Solutions, Inc.	6,036	$1,948,843
Other Banks & Diversified Financials – 3.3%
Banco de Oro Unibank, Inc.	1,652,440	$3,975,505
KB Financial Group, Inc.	44,096	1,790,978
Mastercard, Inc., “A”	2,727	1,128,514
Visa, Inc., “A”	4,300	1,103,724
		$7,998,721
Pharmaceuticals – 11.5%
Eli Lilly & Co.	7,581	$4,480,674
Johnson & Johnson	37,802	5,846,457
Merck & Co., Inc.	53,395	5,471,920
Novartis AG	15,388	1,495,748
Novo Nordisk A.S., “B”	20,496	2,081,427
Roche Holding AG	16,937	4,565,466
Sanofi	11,505	1,070,233
Vertex Pharmaceuticals, Inc. (a)	7,503	2,662,140
		$27,674,065
Pollution Control – 1.5%
Republic Services, Inc.	21,642	$3,502,541
Precious Metals & Minerals – 1.5%
Franco-Nevada Corp.	32,015	$3,585,718
Railroad & Shipping – 1.1%
Sankyu, Inc.	46,100	$1,566,828
West Japan Railway Co.	25,500	1,005,656
		$2,572,484
Real Estate – 1.0%
Prologis, Inc., REIT	7,821	$898,867
Public Storage, Inc., REIT	6,055	1,566,792
		$2,465,659
Restaurants – 3.9%
Jollibee Foods Corp.	950,540	$3,881,643
McDonald's Corp.	9,067	2,555,443
Starbucks Corp.	30,588	3,037,389
		$9,474,475
Specialty Stores – 2.4%
AutoZone, Inc. (a)	805	$2,100,993
TJX Cos., Inc.	19,043	1,677,879
Walmart Stores, Inc.	13,530	2,106,486
		$5,885,358
Telecommunications - Wireless – 4.3%
Advanced Info Service Public Co. Ltd.	634,500	$3,932,087
KDDI Corp.	168,300	5,250,152
T-Mobile USA, Inc.	7,073	1,064,133
		$10,246,372
Telephone Services – 1.4%
Koninklijke KPN N.V.	510,200	$1,747,696
Orange S.A. (l)	123,210	1,516,026
		$3,263,722

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.4%
British American Tobacco PLC	27,613	$875,684
Trucking – 0.6%
Knight-Swift Transportation Holdings, Inc.	28,839	$1,550,961
Utilities - Electric Power – 6.3%
CLP Holdings Ltd.	431,500	$3,355,860
Duke Energy Corp.	14,233	1,313,421
E.ON SE	154,103	2,001,991
Edison International	16,242	1,088,052
Equatorial Energia S.A.	165,700	1,146,624
Evergy, Inc.	26,320	1,343,373
PG&E Corp.	130,387	2,238,745
Xcel Energy, Inc.	41,662	2,534,716
		$15,022,782
Total Common Stocks		$235,546,903
Preferred Stocks – 1.3%
Computer Software - Systems – 1.3%
Samsung Electronics Co. Ltd.	68,790	$3,087,192
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	2,938	$0

Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 5.46% (v)	582,426	$582,484
Collateral for Securities Loaned – 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.37% (j)	1,441,557	$1,441,557

Other Assets, Less Liabilities – (0.1)%		(335,136)
Net Assets – 100.0%		$240,323,000
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $582,484 and $240,075,652, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$132,686,440	$—	$—	$132,686,440
Japan	26,383,033	—	—	26,383,033
Canada	13,746,739	—	—	13,746,739
Singapore	11,755,212	—	—	11,755,212
Switzerland	9,805,651	—	—	9,805,651
South Korea	8,157,215	—	—	8,157,215
Philippines	7,857,148	—	—	7,857,148
United Kingdom	4,747,667	—	—	4,747,667
Thailand	—	3,932,087	—	3,932,087
Other Countries	19,562,903	—	—	19,562,903
Mutual Funds	2,024,041	—	—	2,024,041
Total	$236,726,049	$3,932,087	$—	$240,658,136
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At November 30, 2023, the value of securities loaned was $2,370,271. These loans were collateralized by cash of $1,441,557 and U.S. Treasury Obligations (held by the lending agent) of $991,032.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,060,471	$8,696,509	$12,174,448	$140	$(188)	$582,484
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$18,106	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2023, are as follows:
United States	55.3%
Japan	11.0%
Canada	5.7%
Singapore	4.9%
Switzerland	4.1%
South Korea	3.4%
Philippines	3.3%
United Kingdom	2.0%
Thailand	1.6%
Other Countries	8.7%